Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for doubtful accounts	$ 95,025	$ 200,262
Deferred revenue	280,531	517,578
Net operating loss carry-forwards		2,602
Total deferred tax asset	375,556	720,442
Valuation allowance	(875)	(22,619)
Deferred tax assets, net	$ 374,681	$ 697,823